
COLUMBIA FUNDS TRUST I                                           COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund                             Columbia Growth & Income Fund
Columbia Strategic Income Fund                                   Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund                                 Columbia Newport Asia Pacific Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund                                  COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Aggressive Growth Fund                      Columbia Newport Tiger Fund
                                                                 Columbia Europe Fund
COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund                              COLUMBIA FUNDS TRUST VIII
Columbia Money Market Fund                                       Columbia Income Fund
                                                                 Columbia Intermediate Bond Fund
COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund                                      COLUMBIA FUNDS TRUST IX
Columbia Liberty Fund                                            Columbia High Yield Municipal Fund
Columbia Global Equity Fund                                      Columbia Managed Municipals Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund                     COLUMBIA FUNDS TRUST XI
Columbia Quality Plus Bond Fund                                  Columbia Young Investor Fund
Columbia Corporate Bond Fund                                     Columbia Growth Stock Fund
Columbia Federal Securities Fund                                 Columbia Global Thematic Equity Fund
                                                                 Columbia European Thematic Equity Fund
COLUMBIA FUNDS TRUST IV                                          Columbia Asset Allocation Fund
Columbia Tax-Exempt Fund                                         Columbia Dividend Income Fund
Columbia Tax-Exempt Insured Fund                                 Columbia Large Cap Core Fund
Columbia Utilities Fund                                          Columbia International Equity Fund
Columbia Municipal Money Market Fund                             Columbia Large Cap Growth Fund
                                                                 Columbia Disciplined Value Fund
COLUMBIA FUNDS TRUST V                                           Columbia Small Cap Fund
Columbia California Tax-Exempt Fund                              Columbia Small Company Equity Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund                           Columbia Floating Rate Advantage Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund                                Columbia Floating Rate Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund                                Columbia Institutional Floating Rate Income Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

     The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."

                    SUPPLEMENT TO PROSPECTUSES

Legal Proceedings. Columbia Management Advisors, Inc. ("CMA"), the Funds' adviser, and Columbia Funds Distributor, Inc. ("CFDI"), the distributor of the Funds' shares, and certain of their affiliates (collectively, "Columbia") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. Columbia has not uncovered any instances where CMA or CFDI were knowingly involved in late trading of mutual fund shares. Columbia has identified a limited number of investors who had informal arrangements for trading Fund shares between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to various regulatory authorities. To the extent that any Fund whose shares were involved in those trading activities was harmed by them, Columbia has undertaken to reimburse the Fund.

The SEC staff has issued notices to the effect that it has made a preliminary determination to recommend that the SEC bring civil enforcement actions, including injunctive proceedings, against CMA and CFDI, alleging that they have violated certain provisions of the federal securities laws. Columbia believes that those allegations are based principally on the trading arrangements referred to above. CMA and CFDI are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. However, there can be no assurance that such a resolution will be reached. Any potential resolution of these matters may include, but not be limited to, sanctions, financial penalties, damages or injunctions regarding CMA or CFDI, and structural changes in the conduct of their business.

Although Columbia does not believe that these regulatory developments or their resolution will have a material adverse effect on the Funds, or on the ability of CMA and CFDI to provide services to the Funds, there can be no assurance that these matters or any adverse publicity or other developments resulting from them will not result in increased redemptions or reduced sales of Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Funds.


                                                                January 15, 2004